EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of restricted share units
Restricted Share Units (Fair value information expressed in whole dollars)	Year Ended December 31, 2018	Weighted Average Grant Date Fair Value
Unvested, beginning of period	—	$—
Granted	2,128	24.62
Vested	(96)	25.00
Unvested, end of period	2,032	$24.53

Schedule of stock options
Stock Options (Exercise price expressed in whole dollars)	Year Ended December 31, 2018	Weighted Average Exercise Price
Options Outstanding, beginning of period	—	$—
Granted	4,605	25.00
Options Outstanding, end of period	4,605	$25.00

Schedule of Black-Scholes model assumptions used in valuing stock options
December 31, 2018
Risk-free rate	2.78% - 2.92%
Expected dividend yield	—%
Expected term (in years)	6.00
Volatility (see Note 10)	87.00%
Fair market value per share	$17.31 - $25.00
Grant date fair value per option	$12.04 - $18.70

Schedule of unvested profits interests
	Year Ended December 31, 2018		Year Ended December 31, 2017
(Fair value information expressed in whole dollars)	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Unvested, beginning of period	—	$—	—	$—
Class C-1 units granted	4,284	0.48	3,250	0.47
Class C-1 units canceled	(847)	0.64	—	—
Class C-1 vested	(1,612)	0.43	(3,250)	0.47
Unvested, end of period	1,825	$0.43	—	$—